Madison Aggregate Bond ETF
Schedule of Investments
March 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES - 35.3%	Par	Value
Federal Home Loan Mortgage Corp.
Pool G06168, 3.50%, 11/01/2040	$111,811	$106,224
Pool G08653, 3.00%, 07/01/2045	190,224	173,159
Pool G08779, 3.50%, 09/01/2047	82,254	76,123
Pool G60722, 3.00%, 10/01/2046	236,782	214,403
Pool G61386, 3.50%, 06/01/2048	105,364	98,153
Pool Q04092, 4.00%, 10/01/2041	153,461	148,291
Pool Q35614, 3.50%, 08/01/2045	241,695	227,204
Pool Q52955, 3.50%, 12/01/2047	105,963	98,755
Pool QA1033, 3.00%, 07/01/2049	180,268	160,840
Pool RA7380, 3.50%, 05/01/2052	499,002	460,084
Pool RA8278, 5.00%, 12/01/2052	191,016	189,609
Pool RB5105, 2.00%, 03/01/2041	92,429	81,579
Pool SB0546, 2.00%, 01/01/2036	283,652	261,853
Pool SB8384, 5.00%, 05/01/2040	362,929	365,457
Pool SC0151, 2.50%, 06/01/2041	297,417	268,232
Pool SD0960, 3.50%, 04/01/2052	456,305	421,995
Pool SD1859, 5.50%, 11/01/2052	106,540	108,640
Pool SD1921, 4.50%, 12/01/2052	309,911	301,781
Pool SD2172, 5.50%, 02/01/2053	303,880	305,987
Pool SD2875, 5.00%, 05/01/2053	709,405	705,997
Pool SD3174, 5.50%, 06/01/2053	386,510	391,067
Pool SD3739, 6.00%, 09/01/2053	442,049	457,893
Pool SD4901, 5.50%, 02/01/2054	247,029	251,052
Pool SD7552, 2.50%, 01/01/2052	571,072	490,636
Pool SD7556, 3.00%, 08/01/2052	425,671	379,533
Pool SD8214, 3.50%, 05/01/2052	76,011	69,758
Pool SD8244, 4.00%, 09/01/2052	199,709	189,139
Pool SD8257, 4.50%, 10/01/2052	305,951	296,534
Pool SD8266, 4.50%, 11/01/2052	1,047,636	1,015,283
Pool SD8267, 5.00%, 11/01/2052	668,068	663,659
Pool SD8268, 5.50%, 11/01/2052	89,224	90,109
Pool SD8276, 5.00%, 12/01/2052	387,849	384,394
Pool SD8299, 5.00%, 02/01/2053	196,414	194,645
Pool SD8349, 5.50%, 08/01/2053	186,586	188,004
Pool SD8363, 6.00%, 09/01/2053	516,137	528,551
Pool V80025, 3.00%, 04/01/2043	96,785	88,856
Pool V80026, 3.00%, 04/01/2043	775,417	711,771
Pool ZS8641, 2.50%, 02/01/2032	76,856	73,921
Federal National Mortgage Association
Pool 890696, 3.00%, 09/01/2030	69,091	67,671
Pool AB2080, 4.00%, 01/01/2041	130,926	126,360
Pool AB8818, 3.00%, 03/01/2043	76,553	70,160
Pool AJ4046, 4.00%, 10/01/2041	136,730	132,631
Pool AL3072, 3.00%, 02/01/2043	305,476	280,252
Pool AL8924, 3.00%, 12/01/2030	71,852	70,829
Pool AO4134, 3.50%, 06/01/2042	185,185	174,967
Pool AP2133, 3.50%, 08/01/2042	178,886	168,904
Pool AP7363, 4.00%, 10/01/2042	208,335	200,934
Pool BE0108, 3.00%, 01/01/2047	92,645	83,948
Pool BV4133, 2.50%, 03/01/2052	302,328	255,123
Pool CB2548, 2.50%, 01/01/2052	92,901	79,316
Pool CB2601, 2.00%, 01/01/2052	109,054	89,700
Pool CB3105, 2.00%, 03/01/2052	566,906	465,994
Pool CB3115, 3.00%, 03/01/2052	519,412	463,749
Pool CB3845, 3.50%, 06/01/2052	378,488	348,970
Pool CB4383, 4.50%, 08/01/2052	390,447	378,825
Pool FA2986, 4.00%, 07/01/2055	240,081	226,693
Pool FM5530, 4.00%, 11/01/2050	330,948	314,901
Pool FS1704, 4.00%, 05/01/2052	214,146	203,920
Pool FS2605, 4.50%, 08/01/2052	100,682	97,655
Pool FS3478, 3.00%, 12/01/2051	199,796	176,036
Pool FS4049, 2.50%, 09/01/2036	296,594	281,966
Pool FS4138, 2.50%, 04/01/2052	352,237	302,091
Pool FS4296, 3.00%, 01/01/2049	370,589	339,656
Pool FS4996, 4.50%, 07/01/2053	345,538	336,140
Pool FS5575, 5.50%, 09/01/2053	118,547	120,845
Pool FS7759, 5.50%, 05/01/2054	219,792	222,461
Pool FS9948, 2.50%, 04/01/2052	442,065	382,051
Pool MA2177, 4.00%, 02/01/2035	127,591	125,898
Pool MA4571, 2.50%, 03/01/2042	726,412	652,809
Pool MA4699, 3.50%, 08/01/2052	216,762	198,875
Pool MA4732, 4.00%, 09/01/2052	393,196	372,384
Pool MA4783, 4.00%, 10/01/2052	754,602	714,388
Pool MA4785, 5.00%, 10/01/2052	178,027	176,514
Pool MA4806, 5.00%, 11/01/2052	541,990	537,385
Pool MA4841, 5.00%, 12/01/2052	857,745	850,149
Pool MA4842, 5.50%, 12/01/2052	243,862	246,281
Pool MA4868, 5.00%, 01/01/2053	294,536	292,048
Pool MA4941, 5.50%, 03/01/2053	279,100	281,499
Pool MA5013, 4.50%, 05/01/2038	76,022	75,624
Pool MA5072, 5.50%, 07/01/2053	921,963	929,184
Pool MA5530, 5.00%, 11/01/2054	491,643	485,233
Pool MA5539, 5.00%, 11/01/2044	188,832	188,461
Pool MA5585, 5.00%, 01/01/2055	227,993	224,938
Pool MA6042, 5.00%, 04/01/2046	500,000	498,009
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,282,388)		24,551,598

CORPORATE BONDS - 33.2%	Par	Value
Communications - 1.1%
Meta Platforms, Inc., 4.88%, 11/15/2035	400,000	392,583
Verizon Communications, Inc., 5.88%, 11/30/2055	375,000	365,274
		757,857

Consumer Discretionary - 2.9%
Amazon.com, Inc.
4.88%, 03/13/2036	250,000	247,907
5.80%, 03/13/2056	250,000	250,629
BorgWarner, Inc., 5.40%, 08/15/2034	450,000	455,928
Home Depot, Inc., 5.88%, 12/16/2036	275,000	292,880
Lowe's Cos., Inc., 4.25%, 04/01/2052	150,000	115,183
Paychex, Inc., 5.60%, 04/15/2035	300,000	301,464
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027	100,000	104,219
Tractor Supply Co., 5.25%, 05/15/2033	225,000	228,586
		1,996,796

Consumer Staples - 1.2%
Diageo Investment Corp., 5.13%, 08/15/2030	200,000	204,182
J M Smucker Co., 6.20%, 11/15/2033	350,000	371,058
Mars, Inc., 5.70%, 05/01/2055 (a)	300,000	293,208
		868,448

Energy - 4.4%
Devon Energy Corp., 5.20%, 09/15/2034	450,000	451,492
Energy Transfer LP
6.55%, 12/01/2033	400,000	432,662
5.60%, 09/01/2034	150,000	152,941
Enterprise Products Operating LLC, 5.35%, 01/31/2033	350,000	361,129
Exxon Mobil Corp., 4.11%, 03/01/2046	275,000	227,138
Kinder Morgan, Inc., 5.55%, 06/01/2045	200,000	191,310
MPLX LP, 4.80%, 02/15/2029	350,000	352,765
Murphy Oil USA, Inc., 5.63%, 05/01/2027	200,000	199,683
ONEOK, Inc., 5.80%, 11/01/2030	150,000	155,892
Phillips 66 Co., 4.95%, 12/01/2027	200,000	201,895
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (a)	150,000	148,840
Valero Energy Corp., 4.00%, 06/01/2052	250,000	182,131
		3,057,878

Financials - 15.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027	350,000	350,437
Air Lease Corp., 1.88%, 08/15/2026	90,000	89,090
Ally Financial, Inc., 6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030	250,000	260,704
American Express Co., 5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029	400,000	407,264
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	175,000	176,128
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	430,000	432,473
Bank of New York Mellon Corp.
4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030	275,000	276,520
5.83% to 10/25/2032 then SOFR + 2.07%, 10/25/2033	75,000	79,509
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	30,000	22,688
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	125,000	126,846
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	270,000	279,156
Citigroup, Inc.
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	300,000	298,591
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	300,000	293,256
Citizens Financial Group, Inc., 5.30% to 01/29/2031 then 5 yr. CMT Rate + 1.45%, 01/29/2036	350,000	346,872
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	250,000	247,970
Fifth Third Bancorp
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030	350,000	350,157
4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	120,000	115,655
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	375,000	374,897
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028	115,000	114,909
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	400,000	414,912
Intercontinental Exchange, Inc., 4.60%, 03/15/2033	150,000	148,569
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)	150,000	140,806
JPMorgan Chase & Co.
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	150,000	154,585
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	300,000	300,509
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	350,000	360,530
KeyCorp, 4.10%, 04/30/2028	100,000	99,231
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	275,000	267,086
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029	400,000	407,090
4.89% to 07/20/2032 then SOFR + 2.08%, 07/20/2033	225,000	223,598
PayPal Holdings, Inc., 5.10%, 04/01/2035	250,000	248,256
PNC Financial Services Group, Inc.
5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028	250,000	253,885
4.90% to 05/13/2030 then SOFR + 1.33%, 05/13/2031	183,000	184,137
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	200,000	220,959
Regions Financial Corp., 1.80%, 08/12/2028	200,000	187,675
Simon Property Group LP, 4.30%, 01/15/2031	300,000	295,624
Synchrony Financial, 3.70%, 08/04/2026	275,000	274,187
Truist Financial Corp.
5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031	175,000	176,933
5.87% to 06/08/2033 then SOFR + 2.36%, 06/08/2034	300,000	312,484
US Bancorp
4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	200,000	200,161
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034	190,000	187,853
Wells Fargo & Co.
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029	150,000	156,223
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	200,000	203,138
4.96% (SOFR + 1.10%), 01/23/2037	550,000	536,191
Welltower OP LLC, 2.75%, 01/15/2032	150,000	134,849
Weyerhaeuser Co., 3.38%, 03/09/2033	250,000	225,228
		10,957,821

Health Care - 3.0%
AbbVie, Inc., 5.40%, 03/15/2054	300,000	286,921
Amgen, Inc., 5.65%, 03/02/2053	250,000	242,736
Centene Corp., 2.45%, 07/15/2028	150,000	139,640
Eli Lilly & Co., 4.60%, 08/14/2034	350,000	346,752
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	450,000	453,924
6.38%, 11/22/2052	300,000	319,208
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	300,000	279,436
Zoetis, Inc., 3.00%, 05/15/2050	50,000	32,286
		2,100,903

Industrials - 1.9%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	200,000	204,967
Eaton Corp., 4.80%, 03/06/2036	500,000	494,479
Honeywell Aerospace, Inc., 4.95%, 03/16/2036 (a)	250,000	248,028
Nordson Corp., 5.80%, 09/15/2033	100,000	104,002
Norfolk Southern Corp., 5.95%, 03/15/2064	250,000	247,935
		1,299,411

Materials - 0.7%
Packaging Corp. of America, 4.05%, 12/15/2049	100,000	76,337
Rio Tinto Finance USA PLC, 5.00%, 03/14/2032	125,000	127,472
Vulcan Materials Co., 3.50%, 06/01/2030	110,000	105,425
WRKCo, Inc., 3.90%, 06/01/2028	150,000	148,177
		457,411

Technology - 1.4%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	250,000	243,246
Cisco Systems, Inc., 5.05%, 02/26/2034	300,000	304,532
Dell International LLC / EMC Corp., 3.45%, 12/15/2051	200,000	135,620
NetApp, Inc., 5.50%, 03/17/2032	250,000	255,920
Oracle Corp., 3.95%, 03/25/2051	55,000	34,788
		974,106

Utilities - 0.9%
Duke Energy Corp., 4.30%, 03/15/2028	230,000	229,576
Florida Power & Light Co., 2.88%, 12/04/2051	400,000	249,396
PECO Energy Co., 3.05%, 03/15/2051	200,000	129,791
		608,763
TOTAL CORPORATE BONDS (Cost $22,880,816)		23,079,394

U.S. TREASURY SECURITIES - 22.9%	Par	Value
United States Treasury Note/Bond
4.38%, 08/31/2028	1,250,000	1,265,527
4.88%, 10/31/2028	2,000,000	2,050,859
4.00%, 07/31/2030	2,250,000	2,257,295
4.00%, 01/31/2031	650,000	651,396
4.13%, 11/15/2032	2,000,000	2,001,563
3.50%, 02/15/2033	1,750,000	1,684,580
4.38%, 05/15/2034	1,250,000	1,263,916
4.13%, 02/15/2036	485,000	477,801
3.88%, 05/15/2043	1,000,000	887,969
4.63%, 05/15/2044	1,000,000	971,797
4.13%, 08/15/2053	1,250,000	1,099,072
4.25%, 08/15/2054	1,250,000	1,122,656
4.63%, 11/15/2055	175,000	167,645
TOTAL U.S. TREASURY SECURITIES (Cost $16,054,460)		15,902,076

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2022-R01, Class 1M1, 4.66% (30 day avg SOFR US + 1.00%), 12/25/2041 (a)	29,818	29,791
Federal National Mortgage Association
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027 (b)	181,669	179,666
Series 2020-44, Class TI, 5.50%, 12/25/2035 (c)	359,087	49,782
Series 2022-M1, Class A2, 1.67%, 10/25/2031 (b)	530,000	461,309
Series 2024-99, Class EA, 5.50%, 05/25/2051	299,314	301,054
Series 2025-5, Class EA, 5.50%, 10/25/2051	240,014	241,322
Flagstar Mortgage Trust, Series 2021-9INV, Class A1, 2.50%, 09/25/2041 (a)(b)	170,771	154,718
FREMF Mortgage Trust, Series 2020-K106, Class B, 3.56%, 03/25/2053 (a)(b)	100,000	94,146
Government National Mortgage Association
Series 2024-153, Class AB, 4.50%, 03/16/2065	480,785	476,707
Series 2025-157, Class NA, 6.00%, 04/20/2055	488,481	489,349
Series 2025-214, Class ND, 4.75%, 12/20/2055	742,732	734,868
JP Morgan Mortgage Trust
Series 2021-6, Class A4, 2.50%, 10/25/2051 (a)(b)	86,343	77,967
Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(b)	84,058	84,343
Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.00%, 06/25/2043 (b)	197,222	179,225
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,562,384)		3,554,247

ASSET-BACKED SECURITIES - 2.2%	Par	Value
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	110,000	110,041
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028	117,828	117,797
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (a)	37,747	37,801
Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	86,337	86,895
Enterprise Fleet Financing, Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	1,256	1,257
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/2029	50,000	50,057
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.55%, 10/27/2064 (a)(b)	374,267	374,605
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(b)	257,335	257,758
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030	500,000	505,742
TOTAL ASSET-BACKED SECURITIES (Cost $1,533,111)		1,541,953

TOTAL INVESTMENTS - 98.7% (Cost $68,313,159)		68,629,268
Other Assets in Excess of Liabilities - 1.3%		915,010
TOTAL NET ASSETS - 100.0%		$69,544,278

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
FREMF - Freddie Mac Multi-Family Mortgage Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $2,745,462 or 3.9% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(c)	Interest only security.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Madison Aggregate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$–	$24,551,598	$–	$24,551,598
Corporate Bonds	–	23,079,394	–	23,079,394
U.S. Treasury Securities	–	15,902,076	–	15,902,076
Collateralized Mortgage Obligations	–	3,554,247	–	3,554,247
Asset-Backed Securities	–	1,541,953	–	1,541,953
Total Investments	$–	$68,629,268	$–	$68,629,268

Refer to the Schedule of Investments for further disaggregation of investment categories.